Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Fair Values of Long-Term Debt

The external credit rating, coupon rate, and maturity of each security are considered in the valuation, as applicable.

December 31,	2012		2011
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 7.625%, due 2012	$—	$—	$200,000	$204,312
Notes, 4.45%, due 2020	125,000	141,771	125,000	128,673
Notes, 6.1%, due 2041	125,000	165,779	125,000	143,074
Notes, 3.875%, due 2022	250,000	277,950	—	—
8% Series, due 2026	75,000	111,501	75,000	96,340
Medium-term notes, 7.59% series, due 2017	25,000	30,710	25,000	30,199
Medium-term notes, 7.78% series, due 2022	25,000	34,637	25,000	31,932
Medium-term notes, 7.92% series, due 2027	25,000	36,953	25,000	31,648
Medium-term notes, 6.76% series, due 2027	7,500	10,058	7,500	8,510
Unamortized discount	(3,403)		(2,087)

	654,097		605,413

Revolving credit facility and commercial paper	111,000	111,000	109,000	109,000

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
6.10% 1999 Series A, due 2038	—	—	12,410	12,410
5.95% 1999 Series C, due 2038	—	—	14,320	14,449
5.55% 1999 Series D, due 2038	8,270	8,375	8,270	8,253
5.45% 2003 Series C, due 2038 (rate resets in March 2013)	30,000	30,152	30,000	31,332
5.25% 2003 Series D, due 2038	20,000	20,571	20,000	19,583
5.80% 2003 Series E, due 2038 (rate resets in March 2013)	15,000	15,102	15,000	15,634
5.25% 2004 Series A, due 2034	65,000	66,955	65,000	64,291
5.00% 2004 Series B, due 2033	31,200	31,655	31,200	30,283
4.85% 2005 Series A, due 2035	100,000	101,184	100,000	94,836
4.75% 2006 Series A, due 2036	24,855	25,189	24,855	23,179
Unamortized discount	(3,195)		(3,360)

	491,130		517,695

NPL credit facility	41,562	41,562	16,566	16,566
NPL other debt obligations	20,721	20,991	4,802	4,814

	1,318,510		1,253,476
Less: current maturities	(50,137)		(322,618)

Long-term debt, less current maturities	$1,268,373		$930,858

Summary of Effective Interest Rates on Variable-Rate IDRBs

The effective interest rates on the variable-rate IDRBs are included in the table below:

	December 31, 2012	December 31, 2011
2003 Series A	1.71%	0.83%
2008 Series A	1.59%	1.62%
2009 Series A	1.14%	1.56%
Tax-exempt Series A	1.25%	2.22%

Estimated Maturities of Long-Term Debt	Estimated maturities of long-term debt for the next five years are (in thousands):

2013	$50,137
2014	5,249
2015	46,705
2016	4,143
2017	137,049